Consolidated Balance Sheet - EUR (€)	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Goodwill (note 7)	€ 6,228,901,000	€ 5,332,271,000
Other intangible assets (note 8)	1,636,950,000	1,557,650,000
Rights of use (note 9)	795,657,000	678,696,000
Property, plant and equipment (note 10)	2,547,497,000	2,324,107,000
Investment in equity-accounted investees (note 11)	1,999,776,000	1,869,020,000
Non-current financial assets
Non-current financial assets measured at fair value	4,106,000	3,008,000
Non-current financial assets at amortised cost	358,161,000	195,149,000
Total non-current financial assets (note 12)	362,267,000	198,157,000
Deferred tax assets	152,507,000	149,921,000
Total non-current assets	13,723,555,000	12,109,822,000
Inventories (note 13)	2,259,354,000	2,002,281,000
Current contract assets	1,939,000	0
Trade and other receivables
Trade receivables	432,197,000	383,233,000
Other receivables	55,063,000	72,360,000
Current income tax assets	12,448,000	64,565,000
Trade and other receivables (note 14)	499,708,000	520,158,000
Other current financial assets (note 12)
Current financial assets measured at fair value	3,238,000	0
Current financial assets at amortized cost	2,026,469,000	11,118,000
Total current financial assets (note 12)	2,029,707,000	11,118,000
Other current assets	64,079,000	51,750,000
Cash and cash equivalents (note 15)	655,493,000	579,647,000
Total current assets	5,510,280,000	3,164,954,000
Total assets	19,233,835,000	15,274,776,000
Equity and liabilities
Share capital	119,603,705	119,603,705
Share premium	910,728,000	910,728,000
Reserves	4,133,388,000	3,776,932,000
Treasury stock	(164,189,000)	(43,734,000)
Profit for the year attributable to the Parent	188,726,000	618,546,000
Total equity	5,188,257,000	5,382,076,000
Cash Flow hedges	3,130,000	0
Other comprehensive Income	(869,000)	(1,155,000)
Translation differences	333,091,000	(272,529,000)
Other comprehensive expenses	335,352,000	(273,684,000)
Equity attributable to the Parent (note 16)	5,523,609,000	5,108,392,000
Non-controlling interests (note 18)	1,793,489,000	1,611,663,000
Total equity	7,317,098,000	6,720,055,000
Non-current liabilities
Grants (note 19)	15,036,000	17,008,000
Provisions (note 20)	24,122,000	27,271,000
Non-current financial liabilities (note 21)	7,768,950,000	6,602,100,000
Other non-current liabilities	333,000	16,391,000
Deferred tax liabilities (note 28)	633,984,000	556,813,000
Total non-current liabilities	8,442,425,000	7,219,583,000
Provisions (note 20)	31,407,000	11,175,000
Current financial liabilities (note 21)	2,438,291,000	424,612,000
Trade and other payables
Suppliers	628,992,000	601,618,000
Other payables	151,834,000	141,089,000
Current income tax liabilities	4,516,000	3,482,000
Total trade and other payables (note 22)	785,342,000	746,189,000
Other current liabilities (note 23)	219,272,000	153,162,000
Total current liabilities	3,474,312,000	1,335,138,000
Total liabilities	11,916,737,000	8,554,721,000
Total equity and liabilities	€ 19,233,835,000	€ 15,274,776,000